Consolidated Statement of Stockholders' Equity - USD ($)	Common Shares [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 15,754	$ 799,180	$ (167,500)	$ (155,024)	$ 492,410
Beginning Balance, shares at Dec. 31, 2016	15,754,000
Reverse merger and recapitalization	$ 604	(604)
Reverse merger and recapitalization, shares	604,371
Subscriptions collected			167,500		167,500
Common stock issued to founders	$ 500	145			645
Common stock issued to founders, shares	500,000
Founder shares repurchased	$ (400)	(99,600)			(100,000)
Founder shares repurchased, shares	(400,000)
Common stock issued for cash	$ 4,641	6,034,259			$ 6,038,900
Common stock issued for cash , shares	4,640,822				6,733,793
Common stock issued for payment of legal fees	$ 50	123,950			$ 124,000
Common stock issued for payment of legal fees, shares	49,600
Subscription receivable	$ 4	4,996	(5,000)
Subscription receivable, shares	4,000
Organizational and fundraising cost	$ 20	(179,770)			(179,750)
Organizational and fundraising cost, shares	20,000
Common stock issued for licensing agreement	$ 100	124,900			125,000
Common stock issued for licensing agreement, shares	100,000
Legal, advisory and consulting fees	$ 495	554,130			554,625
Legal, advisory and consulting fees, shares	495,000
Employee stock awards	$ 120	159,880			160,000
Employee stock awards, shares	120,000
Shares issued for patents	$ 600	749,400			750,000
Shares issued for patents, shares	600,000
Imputed interest on related party note		46,340			46,340
Issuance of warrants for interest		46,188			46,188
Issuance of warrants for services		67,000			67,000
Common stock issued for exercised warrants
Stock Grants
Net loss for year ended					(5,788,901)
Ending Balance at Dec. 31, 2017	$ 22,488	8,430,394	(5,000)	(5,943,925)	2,503,957
Ending Balance, shares at Dec. 31, 2017	22,487,793
Subscriptions collected			5,000		5,000
Common stock issued for cash	$ 5,614	9,257,810			$ 9,263,424
Common stock issued for cash , shares	5,614,210				5,906,710
Organizational and fundraising cost		(1,137,211)			$ (1,137,211)
Organizational and fundraising cost, shares
Employee stock awards	$ 292	482,332			482,624
Employee stock awards, shares	292,500
Issuance of warrants for services		125,000			125,000
Stock grant expense		106,563			106,563
Stock Grants					106,563
Net loss for year ended				(1,797,228)	(1,797,228)
Ending Balance at Mar. 31, 2018	$ 28,394	17,264,888		(7,741,153)	9,552,129
Ending Balance, shares at Mar. 31, 2018	28,394,503
Common stock issued for cash	$ 5,797	10,898,133			$ 10,903,930
Common stock issued for cash , shares	5,796,336				15,618,572
Common stock issued for payment of legal fees					$ 124,000
Common stock issued for payment of legal fees, shares					49,600
Organizational and fundraising cost		(1,704,563)			$ (1,704,563)
Organizational and fundraising cost, shares
Legal, advisory and consulting fees	$ (50)	(123,950)			(124,000)
Legal, advisory and consulting fees, shares	(49,600)
Employee stock awards	$ 702	1,172,272			1,172,974
Employee stock awards, shares	702,500
Common stock issued for exercised warrants	$ 1,973	4,765,652			$ 4,767,625
Common stock issued for exercised warrants , shares	1,972,800				1,972,800
Common stock issued for cashless warrant exercise	$ 11	(11)
Common stock issued for cashless warrant exercise , shares	10,495				10,495
Common stock issued for services	$ 5	22,345			$ 22,350
Common stock issued for services, shares	5,000				5,000
Stock Grants		703,030			$ 703,030
Acquisition stock issuances	$ 6,450	14,117,555			14,124,005
Acquisition stock issuances, shares	6,450,002
Common stock issued for convertible notes	$ 731	1,820,134			$ 1,820,865
Common stock issued for convertible notes, shares	731,039				731,039
Net loss for year ended				(11,709,412)	$ (11,709,412)
Ending Balance at Mar. 31, 2019	$ 44,013	48,935,485		(19,450,565)	29,528,933
Ending Balance, shares at Mar. 31, 2019	44,013,075
Common stock issued for cash	$ 899	1,796,201			$ 1,797,100
Common stock issued for cash , shares	898,550				1,256,833
Employee stock awards	$ 168	333,082			$ 333,250
Employee stock awards, shares	167,500
Common stock issued for exercised warrants
Common stock issued for services	$ 63	199,937			$ 200,000
Common stock issued for services, shares	63,492				63,492
Stock Grants		201,512			$ 201,512
Common stock issued for convertible notes	$ 127	318,099			$ 318,226
Common stock issued for convertible notes, shares	127,291				127,291
Fundraising cost		(189,567)			$ (189,567)
Net loss for year ended				(3,841,402)	(3,841,402)
Ending Balance at Jun. 30, 2019	$ 45,270	$ 51,594,749		$ (23,291,967)	$ 28,348,052
Ending Balance, shares at Jun. 30, 2019	45,269,908